CONVERSION OPTIONS ON CONVERTIBLE DEBT INSTRUMENTS - Schedule of Disclosure of Fair Value Assumptions (Details) - Option Pricing Model	3 Months Ended	12 Months Ended
	Mar. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Share price ($) (in USD per share)	$ 1.42	$ 1.77
Convertible Debenture | Derivatives
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Exercise price ($) (in USD per share)	2.58	2.58
Share price ($) (in USD per share)	$ 1.42	$ 1.77
Expected warrant life (years)	4 years 3 months 14 days	4 years 6 months 14 days
Convertible Debenture | Volatility | Derivatives
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions (as a percent)	0.59	0.57
Convertible Debenture | Risk-free interest rate | Derivatives
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions (as a percent)	0.0365	0.0328